Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information
Total cash, cash equivalents and restricted cash is as follows:

	As at	As at	As at	As at
	June 30, 2018	December 31, 2017	June 30, 2017	December 31, 2016
	$	$	$	$
Cash and cash equivalents	48,457	71,439	87,255	94,157
Restricted cash – current	1,858	1,599	1,380	750
Restricted cash – long-term	2,672	2,672	—	—
	52,987	75,710	88,635	94,907

The Company maintains restricted cash deposits relating to certain freight forward agreements (note 9) and leasing arrangements (note 8).